REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 10,725	£ 17,678
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	1,481	3,973
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 9,244	£ 13,705